4. Financing Receivables (Details - Development Loan Portfolio) - Pennsylvania [Member] - Real Estate Development [Member] $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) Number	Dec. 31, 2014 USD ($) Number	Dec. 31, 2013 USD ($) Number
Real Estate Development Loan Portfolio [Line Items]
Number of Borrowers | Number	1	1	1
Number of Loans | Number	3	3	3
Value of Collateral	$ 5,892	$ 5,997	$ 5,275
Commitment Amount	5,164	4,903	4,750
Amount Outstanding	$ 5,134	$ 4,748	$ 4,364
Loan to Value Ratio	87.00%	79.00%	83.00%
Loan Fee	$ 1,000	$ 1,000	$ 1,000